INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of joint ventures [abstract]
Schedules of equity accounting method investments

Equity Accounting Method Investment Continuity
	Kibali	Jabal Sayid	Zaldívar	Porgera	Other	Total
At January 1, 2024	$2,119	$391	$874	$703	$46	$4,133
Investment in equity accounting method investment	—	—	—	7	—	7
Equity pick-up (loss) from equity investees	108	119	1	22	(2)	248
Funds invested	—	—	—	55	4	59
Dividends received from equity investees	(88)	(109)	—	—	(1)	(198)
Non-cash dividends received from equity investees[1]	(124)	—	—	—	—	(124)
Equity earnings adjustment	—	—	—	(7)	—	(7)
Shareholder loan repayment	—	—	—	—	(6)	(6)
At December 31, 2024	$2,015	$401	$875	$780	$41	$4,112
Equity pick-up (loss) from equity investees	203	139	(26)	121	—	437
Funds invested	—	—	—	—	1	1
Dividends received from equity investees	(67)	(130)	—	—	(2)	(199)
Equity earnings adjustment	—	—	—	7	—	7
Shareholder loan repayment	—	—	—	(138)	(4)	(142)
At December 31, 2025	$2,151	$410	$849	$770	$36	$4,216
[1]      Includes a non-cash dividend distributed as JV receivable. Refer to note 18 and note 22.

Summarized Equity Investee Financial Information
	Kibali		Jabal Sayid		Zaldívar		Porgera
For the years ended December 31	2025	2024	2025	2024	2025	2024	2025	2024
Revenue	$2,311	$1,650	$633	$544	$790	$714	$1,291	$445
Cost of sales (excluding depreciation)	753	639	221	188	658	517	442	191
Depreciation	303	294	55	48	189	178	133	58
Finance expense (income)	69	77	1	1	6	7	33	(21)
Other expense (income)	54	49	1	—	14	2	(2)	7
Income (loss) before income taxes	$1,132	$591	$355	$307	($77)	$10	$685	$210
Income tax (expense) recovery	(678)	(346)	(76)	(69)	26	(8)	(218)	(82)
Net income (loss)	$454	$245	$279	$238	($51)	$2	$467	$128
Other comprehensive loss	—	—	—	—	(1)	(4)	—	—
Total comprehensive income (loss)	$454	$245	$279	$238	($52)	($2)	$467	$128
Net income (loss) (net of non-controlling interests)	$406	$216	$279	$238	($51)	$2	$467	$128

Summarized Balance Sheet
	Kibali		Jabal Sayid		Zaldívar		Porgera
For the years ended December 31	2025	2024	2025	2024	2025	2024	2025	2024
Cash and equivalents	$244	$89	$129	$105	$87	$97	$155	$91
Other current assets[1]	303	309	172	163	598	659	346	258
Total current assets	$547	$398	$301	$268	$685	$756	$501	$349
Non-current assets	3,831	3,851	392	395	1,803	1,762	3,158	3,106
Total assets	$4,378	$4,249	$693	$663	$2,488	$2,518	$3,659	$3,455
Current financial liabilities (excluding trade, other payables & provisions)	$679	$968	$4	$1	$50	$78	$28	$20
Other current liabilities	489	351	104	96	165	103	183	123
Total current liabilities	$1,168	$1,319	$108	$97	$215	$181	$211	$143
Non-current financial liabilities (excluding trade, other payables & provisions)	75	62	2	1	5	7	—	1
Other non-current liabilities	836	875	7	8	555	565	818	806
Total non-current liabilities	$911	$937	$9	$9	$560	$572	$818	$807
Total liabilities	$2,079	$2,256	$117	$106	$775	$753	$1,029	$950
Net assets	$2,299	$1,993	$576	$557	$1,713	$1,765	$2,630	$2,505
Net assets (net of non-controlling interests)	$2,078	$1,806	$576	$557	$1,713	$1,765	$2,630	$2,505
[1]Zaldívar other current assets include inventory of $365 million (2024: $545 million).
Schedule of reconciliation of summarized financial information to carrying value of equity investee

Reconciliation of Summarized Financial Information to Carrying Value
	Kibali	Jabal Sayid	Zaldívar	Porgera
Opening net assets (net of non-controlling interests)	$1,806	$557	$1,765	$2,505
Income (loss) for the period (net of non-controlling interests)	406	279	(51)	467
Dividends received from equity investees	(134)	(260)	—	—
Dividends to other shareholders	—	—	—	(61)
Other comprehensive loss	—	—	(1)	—
Shareholder loan repayment	—	—	—	(276)
Other	—	—	—	(5)
Closing net assets (net of non-controlling interests), December 31	$2,078	$576	$1,713	$2,630
Barrick's share of net assets	1,040	287	857	770
Equity earnings adjustment	—	—	(10)	—
Other comprehensive loss	—	—	2	—
Goodwill recognition	1,111	123	—	—
Carrying value	$2,151	$410	$849	$770